CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Initial Public Offering [Member] Additional Paid-in Capital [Member]	Initial Public Offering [Member] Retained Earnings [Member]	Initial Public Offering [Member]	Over-Allotment [Member] Additional Paid-in Capital [Member]	Over-Allotment [Member] Retained Earnings [Member]	Over-Allotment [Member]	Class A [Member] Common Stock [Member]	Class A [Member]	Class A [Member] Initial Public Offering [Member] Common Stock [Member]	Class A [Member] Over-Allotment [Member] Common Stock [Member]	Class B [Member] Common Stock [Member]	Class B [Member] Retained Earnings [Member]	Class B [Member]	Class B [Member] Initial Public Offering [Member] Common Stock [Member]	Class B [Member] Over-Allotment [Member] Common Stock [Member]
Balance at beginning of period at Jun. 23, 2016		$ 0	$ 0	$ 0							$ 0				$ 0
Balance at beginning of period (in shares) at Jun. 23, 2016											0				0
Statement of Changes in Equity [Roll Forward]
Net loss		0	(398,874)	(398,874)							$ 0				$ 0
Issuance of stock		24,569	0	25,000	$ 149,998,500	$ 0	$ 150,000,000	$ 1,730,983	$ 0	$ 1,731,000			$ 1,500	$ 17	$ 431			$ 0	$ 0
Issuance of stock (in shares)													15,000,000	173,100	4,312,500			0	0
Offering costs charged to stockholders' equity		(8,872,106)	0	(8,872,106)							0				$ 0
Sale of private placement warrants to Sponsor		5,034,620	0	5,034,620							0				0
Common stock subject to possible redemption		(142,518,214)	0	(142,519,639)							$ (1,425)
Common stock subject to possible redemption (in shares)											(14,251,964)
Balance at end of period at Dec. 31, 2016		5,398,352	(398,874)	5,000,001							$ 92				$ 431
Balance at end of period (in shares) at Dec. 31, 2016											921,136				4,312,500
Statement of Changes in Equity [Roll Forward]
Net loss	$ 0	0	(382,605)	(382,605)
Forfeiture of shares (class B)															$ (52)	$ 0	$ (52)
Forfeiture of shares (class B) (in shares)															(519,225)
Contribution from common stock subject to possible redemption (class A)		382,653		382,657							$ 4
Contribution from common stock subject to possible redemption (class A) (in shares)											38,261
Balance at end of period at Dec. 31, 2017		5,781,005	(781,479)	$ 5,000,001							$ 96				$ 379
Balance at end of period (in shares) at Dec. 31, 2017				4,752,672							959,397	15,173,100			3,793,275		3,793,275
Statement of Changes in Equity [Roll Forward]
Net loss		0	(1,550,352)	$ (1,550,352)							$ 0				$ 0
Contribution from common stock subject to possible redemption (class A)		1,550,338	0	1,550,352							$ 14
Contribution from common stock subject to possible redemption (class A) (in shares)											138,025
Balance at end of period at Dec. 31, 2018		$ 7,331,343	$ (2,331,831)	$ 5,000,001							$ 110				$ 379
Balance at end of period (in shares) at Dec. 31, 2018				4,890,697							1,097,422	2,173,750			3,793,275		3,793,275